VANECK OIL REFINERS ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 100.0%
Australia : 3.6%
Ampol Ltd. 50,803 $ 1,005,730
Underline
Austria : 4.3%
OMV AG 22,254 1,189,944
Underline
Finland : 4.6%
Neste Oyj † 69,628 1,280,362
Underline
Greece : 2.0%
Motor Oil Hellas Corinth
Refineries SA 18,335 553,483
Underline
Hungary : 3.8%
MOL Hungarian Oil & Gas
PLC 128,721 1,048,129
Underline
India : 7.7%
Reliance Industries Ltd.
(USD) 144A (GDR) 34,749 2,122,616
Underline
Japan : 13.2%
Cosmo Energy Holdings Co.
Ltd. 34,800 840,980
ENEOS Holdings, Inc. 246,800 1,565,152
Idemitsu Kosan Co. Ltd. † 180,940 1,239,593
3,645,725
Poland : 6.3%
ORLEN SA 73,205 1,747,516
Underline
Portugal : 4.5%
Galp Energia SGPS SA 65,060 1,233,868
Underline
Saudi Arabia : 1.5%
S-Oil Corp. (KRW) * 9,158 406,839
Underline
South Korea : 8.7%
HD Hyundai Co. Ltd. 11,361 1,260,637
SK Innovation Co. Ltd. 15,852 1,136,347
2,396,984
Number
of Shares Value
Taiwan : 2.3%
Formosa Petrochemical
Corp. 481,000 $ 641,397
Underline
Thailand : 1.4%
Thai Oil PCL (NVDR) 344,600 374,777
Underline
Turkey : 4.1%
Turkiye Petrol Rafinerileri AS 254,030 1,140,827
Underline
United States : 32.0%
Calumet, Inc. * † 17,035 310,889
Delek US Holdings, Inc. 11,643 375,720
HF Sinclair Corp. 23,798 1,245,587
Marathon Petroleum Corp. 11,915 2,296,497
Par Pacific Holdings, Inc. * 9,550 338,261
PBF Energy, Inc. 13,956 421,053
Phillips 66 14,414 1,960,592
Valero Energy Corp. 11,097 1,889,375
8,837,974
Total Common Stocks
(Cost: $25,656,390) 27,626,171
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
0.1%
Money Market Fund: 0.1%
(Cost: $28,899)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 4.18%(a) 28,899 28,899
Total Investments: 100.1%
(Cost: $25,685,289) 27,655,070
Liabilities in excess of other assets: (0.1)% (17,837)
NET ASSETS: 100.0% $ 27,637,233
Definitions:
GDR Global Depositary Receipt
KRW Korean Won
NVDR Non-Voting Depositary Receipt
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $1,459,133.
* Non-income producing
(a) Rate shown is the 1-day yield as of 09/30/25.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $2,122,616, or 7.7% of net assets.